MESSAGE
To Our Shareholders

Shadow Stock Fund's total returns (price change and reinvested distributions) for the most recent quarter, semiannual period and year ended December 31, 1995, are summarized in the table below:

                                  Investment Results _ Total Return
                                       Periods Ended 12/31/95
                                       3 Mos.  6 Mos.  12 Mos.
SHADOW STOCK FUND                       1.4%    8.0%    23.6%
Russell 2000*                           2.2%    12.3%   28.4%
Russell 2000 Value*                     2.9%    11.5%   25.8%
S&P 500 Index*                          6.0%    14.4%   37.5%
*Unmanaged stock index

The Fund's average annual compounded total returns for one year, five years and the life of the Fund (inception August 28, 1987) as of December 31, 1995, were 23.64%, 17.53% and 7.18%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

A comparison of the unmanaged Standard & Poor's 500 index of larger companies and the unmanaged Russell 2000 index of smaller companies shows that 1995 was a year when larger companies were strongly favored over smaller companies. It was also a year when healthcare, financial and technology (for the first nine months) stocks were strongly favored over consumer cyclical, basic materials and energy (except for the fourth quarter) issues. Technology shares experienced profit taking in the last quarter as some major mutual funds that were heavily overweighted in the sector aggressively lightened their exposure. Energy stocks reflected increasing demand due to the colder weather that began to be felt late in the quarter. The growth style of investing dominated the value style in 1995, except in the last two months of the year.

Risk of losing principal and stability of one's investment are important components in deciding what securities or fund to purchase. While it is commonly accepted that on an individual basis small companies are riskier than large companies, most investors don't appreciate the extent to which individual company risks can be modulated by ownership of a diversified portfolio of a large number of smaller companies.

Two widely used measures of risk are the standard deviation of returns and Beta, which measures the sensitivity of portfolio returns to those of a market index. Another is Morningstar Risk, a proprietary risk measure included in the database produced by Morningstar, Mutual Funds OnDisc. Based on all these measures, Shadow Stock Fund has been less risky than other small company value funds, and considerably less risky than small company growth funds. Our portfolio management policies which lead us into companies with distinctly lower prices relative to underlying book value and lower price/earnings ratios also contribute to control or risk.

The Fund continues to base its policies on three primary characteristics that academic studies have identified as leading to above average performance in the past. They are small size, neglect by Wall Street and low price-to-book value. Although the Fund's policies are not always what the stock market favors, its returns on a risk-adjusted basis have been above average.

Fund shareholders are reminded that Jones & Babson offers a wide variety of no-load mutual funds to meet an investor's various financial objectives. Low cost Individual Retirement Accounts (IRA) and prototype retirement plans are also available. It's easy to open or transfer your IRA to Jones
& Babson. Just call and ask for our free IRA Investor Kit. The kit contains an easy-to-complete IRA application and transfer form. We appreciate your continued use of our Fund in your investment program.

Sincerely,


Larry D. Armel
President

STATEMENT OF NET ASSETS
December 31, 1995 (unaudited)

 Shares     Company                                             Market Value
COMMON STOCKS _ 98.64%
BASIC MATERIALS _ 3.31%
  11,701  Aceto Corp.                                             187,216
  31,400  American Pacific                                        172,700
   4,900  Badger Paper Mills, Inc.                                 75,950
   6,480  Baltek Corp.                                             55,080
   2,974  Detrex Corp.                                             15,614
  20,500  Hauser Chemical Research, Inc.                           92,250
  18,717  Insteel Industries, Inc.                                128,679
  11,000  National Sanitary Supply Co.                            129,250
   4,300  Pitt-Des Moines, Inc.                                   166,625
  15,225  Roanoke Electric Steel Corp.                            253,116
                                                                1,276,480
CAPITAL GOODS _ 12.95%
  18,100  American Ecology Corp.                                   58,825
   6,700  American Filtrona Corp.                                 231,150
   9,444  Athey Products Corp.                                     40,727
   2,900  Badger Meter, Inc.                                       76,850
  26,400  Baker (Michael) Corp.                                   132,000
   6,927  Binks Manufacturing Co.                                 162,785
  20,200  Cascade Corp.                                           282,800
  12,200  Cherry Corp. Cl. A                                      118,950
  12,000  Cherry Corp. Cl. B                                      114,000
   8,925  CIMCO, Inc.                                              91,481
   6,000  Communication Cable, Inc.                                73,875
   8,000  Davis Water & Waste Industries, Inc.                    116,000
   8,901  Del Electronics Corp.                                    57,857
   8,700  Devcon International Corp.                               69,600
   6,200  Eastern (The) Co.                                        75,950
   8,715  Ecology and Environment, Inc. Cl. A                      72,988
  16,400  Engle Homes, Inc.                                       139,400
  16,800  Failure (The) Group, Inc.                               111,300
   7,775  Farr Co.                                                 62,200
  12,200  Farrel Corp.                                             41,175
   2,600  Graham Corp.                                             40,950
  11,582  Greiner Engineering, Inc.                               156,357
   5,000  Heist (C.H.) Corp.                                       35,000
   6,200  Industrial Acoustics Company, Inc.                       62,000
  15,300  International Jensen, Inc.                              103,275
   2,300  Lynch Corp.                                             134,550
   5,649  Maxwell Laboratories, Inc.                               46,604
  14,600  Mestek, Inc.                                            171,550
   8,475  Met-Pro Corp.                                           123,947
   7,700  Noland Co.                                              138,600
  35,400  O'Sullivan Corp.                                        367,275
   1,800  Oilgear Co.                                              30,600
  11,500  Oriole Homes Corp. Cl. A                                 71,875
   3,700  Penn Engineering & Manufacturing Corp.                  358,900
  12,200  Plasti-Line, Inc.                                       103,700
  12,600  Puerto Rican Cement Co., Inc.                           417,375
   3,700  Salem Corp.                                              77,700
   5,985  Southwest Water Co.                                      57,606
  14,700  Starrett Housing Corp.                                  122,194
  26,875  Terex Corp.                                             127,656
  24,500  Video Lottery Technologies, Inc.                        116,375
                                                                4,994,002
CONSUMER CYCLICAL _ 18.03%
  12,400  American Recreation Centers, Inc.                        79,050
  12,300  Amplicon, Inc.                                          196,800
   6,800  Analysis & Technology, Inc.                              97,750
   8,000  Ben & Jerry's Homemade, Inc. Cl. A                      118,000
  20,500  Bon-Ton Stores, Inc.                                    102,500
  13,800  Campo Electrics Appliances and Computers, Inc.           41,400
CONSUMER CYCLICAL (Continued)
  12,000  Carmike Cinemas, Inc. Cl. A                             270,000
   8,300  Comarco, Inc.                                           120,350
  13,300  Crown Books, Corp.                                      162,925
  30,721  Dixie Yarns, Inc.                                       119,044
  45,600  Egghead, Inc.                                           293,550
  18,900  Fay's, Inc.                                             141,750
   2,700  Federal Screw Works                                      58,387
  13,100  Finish Line, Inc.                                        98,250
   7,066  Frederick's of Hollywood, Inc. Cl. A                     30,031
   8,932  Frederick's of Hollywood, Inc. Cl. B                     34,612
   7,700  Fuqua Enterprises, Inc.                                 143,413
   4,880  Gander Mountain, Inc.                                    32,330
   5,800  Geodynamics Corp.                                        70,325
  26,300  Gottschalks, Inc.                                       138,075
  20,300  Government Technology Services, Inc.                     88,813
   9,703  Hampton Industries, Inc.                                 47,302
   5,827  Hein-Werner Corp.                                        26,586
   1,700  Howell Industries, Inc.                                  41,438
  11,200  Hyde Athletic Industries, Inc. Cl. A                     42,000
  26,200  InaCom Corp.                                            370,075
  16,816  Knape & Vogt Manufacturing Co.                          292,178
   5,199  M/A/R/C (The) Group                                      76,035
   5,000  McRae Industries, Inc. Cl. A                             38,750
  14,711  Oneita Industries, Inc.                                  95,621
  20,700  Optical Coating Laboratory, Inc.                        230,287
  14,300  OroAmerica, Inc.                                         69,712
   8,000  Outlook Graphics Corp.                                   50,000
  14,000  Pancho's Mexican Buffet, Inc.                            40,250
   5,500  ProGroup, Inc.                                           20,625
   6,700  Pulaski Furniture Corp.                                 123,950
  17,400  R & B, Inc.                                             115,275
  33,000  RPC Energy Services, Inc.                               301,125
  17,400  S & K Famous Brands, Inc.                               104,400
  10,500  S K I Ltd.                                              160,125
  17,272  Sands Regent                                             88,519
   8,000  Scheib (Earl), Inc.                                      62,000
  10,200  Spec's Music, Inc.                                       17,850
  10,700  Sportmart, Inc. New                                      50,825
  13,800  Strouds, Inc.                                            56,925
  46,100  Syms Corp.                                              345,750
  22,000  Syratech Corp.                                          442,750
  34,200  TCBY Enterprises, Inc.                                  136,800
  14,500  Thomaston Mills, Inc. Cl. A                             183,063
   1,000  Thomaston Mills, Inc. Cl. B                              13,500
  11,200  Trimark Holdings, Inc.                                   70,000
  14,600  Uni-Marts, Inc.                                         120,450
   3,500  Valley Forge Corp.                                       60,812
  12,234  Virco Manufacturing Corp.                               111,635
   9,877  Watsco, Inc. Cl. B                                      172,848
   4,900  Weyco Group, Inc.                                       192,325
  14,828  Wolohan Lumber Co.                                      144,573
                                                                6,953,714
CONSUMER STAPLES _ 15.12%
  12,900  Bio-Rad Labs, Inc. Cl. A                                548,250
   6,800  Cagle's, Inc. Cl. A                                      95,200
  19,400  Chattem, Inc.                                            89,725
   6,700  Continental Can Company, Inc.                           109,713
   1,700  Del Laboratories, Inc.                                   34,850
   3,000  Foodarama Supermarkets, Inc.                             30,000
  21,100  Forschner Group, Inc.                                   261,112
   3,200  Genesee Corp. Cl. B                                     140,800
CONSUMER STAPLES (Continued)
  32,750  Golden Poultry Company, Inc.                            286,563
  20,500  Health Images, Inc.                                     148,625
  42,500  Ingles Markets, Inc. Cl. A                              472,813
   6,725  Marsh Supermarkets, Inc. Cl. A                           89,106
   9,125  Marsh Supermarkets, Inc. Cl. B                          120,906
  18,850  Medex, Inc.                                             212,063
   9,000  PSICOR, Inc.                                            155,813
   7,250  Rauch Industries, Inc.                                   91,531
  21,200  Riser Foods, Inc. Cl. A                                 341,850
  23,700  Robert Mondavi Corp. Cl. A                              654,713
   7,250  Salick Health Care, Inc.                                271,875
  20,550  Sanderson Farms, Inc.                                   215,775
   4,100  Seaway Food Town, Inc.                                   69,187
   5,900  Seneca Foods Corp. New Cl. A                            109,150
   5,900  Seneca Foods Corp. Cl. B                                115,050
   8,400  Span-America Medical Systems, Inc.                       50,400
  14,100  St. Ives Laboratories, Inc.                             204,450
  17,100  Toastmaster, Inc.                                        68,400
   4,900  Tranzonic Cos. Cl. A                                     67,375
   2,950  Tranzonic Cos. Cl. B                                     40,931
   9,500  Triple S Plastics, Inc.                                  61,750
  12,900  Vallen Corp.                                            259,612
  12,800  Western Beef, Inc.                                       67,200
  16,000  Worthington Foods, Inc.                                 224,000
  13,000  Zaring Homes, Inc.                                      123,500
                                                                5,832,288
ENERGY _ 1.03%
  11,000  Maynard Oil Co.                                          74,250
  16,360  Swift Energy Co.                                        196,320
   9,600  Tide West Oil, Inc.                                     128,400
                                                                  398,970
FINANCIAL _ 22.95%
  18,000  ALLIED Group, Inc.                                      648,000
  20,100  American Travellers Corp.                               565,313
   5,400  Amwest Insurance Group, Inc.                             82,350
   8,700  Central Reserve Life Corp.                               83,737
   6,108  Chartwell Re Corp.                                      128,268
   7,375  Cotton States Life and Health Insurance Co.              66,375
  36,100  EMC Insurance Group, Inc.                               496,375
   6,240  Financial Institutions Insurance Group Ltd.              99,060
  17,200  First Financial Caribbean Corp.                         322,500
  13,500  Jefferies Group, Inc.                                   637,875
   4,900  Kentucky Medical Insurance Co. Cl. A                     59,412
  10,800  Lexington Global Asset Managers, Inc.                    51,637
  18,920  McDonald & Co. Investments, Inc.                        340,560
   7,000  Merchants Group, Inc.                                   124,250
  15,500  Meridian Insurance Group, Inc.                          230,563
   5,800  Midland Co.                                             283,475
  12,648  Mid-South Insurance Co.                                 192,882
   7,600  Minuteman International, Inc.                            70,300
  12,500  Mobile America Corp.                                    129,687
  40,200  Morgan Keegan, Inc.                                     507,525
  10,800  National Insurance Group                                 60,750
   4,850  National Security Group, Inc.                            63,656
   7,100  National Western Life Insurance Co.                     397,600
  17,500  Navigators Group, Inc.                                  308,437
  12,300  Norex America, Inc.                                     153,750
  14,500  Penn Treaty American Corp.                              239,250
  15,100  Pioneer Financial Services, Inc.                        279,350
  18,400  PXRE Corp.                                              487,600
   8,500  Reading Co. Cl. A                                        77,562
FINANCIAL (Continued)
  15,000  RLI Corp.                                               375,000
   4,200  Scott & Stringfellow Financial, Inc.                     59,850
  23,300  State Auto Financial Corp.                              605,800
  18,400  Stewart Information Services Corp.                      395,600
   8,893  Walshire Assurance Co.                                  145,623
   5,000  Ziegler (The) Companies, Inc.                            85,000
                                                                8,854,972
MISCELLANEOUS _ 0.43%
  13,400  Celebrity, Inc.                                          77,050
   4,500  Programming and Systems, Inc.                             4,500
   2,600  Scope Industries                                         83,525
                                                                  165,075
TECHNOLOGY _ 8.65%
  12,100  Airways Corp.                                           113,438
   2,900  Allen Organ Co. Cl. B                                   122,163
  14,700  BEI Electronics, Inc.                                   108,413
  10,600  Dataram Corp.                                            68,900
   6,000  Datron Systems, Inc.                                    106,500
   8,900  Equitrac Corp.                                           47,838
   3,100  Espey Mfg. & Electronics Corp.                           39,912
   4,700  Giga-tronics, Inc.                                       37,013
  11,000  GTI Corp.                                               195,250
  18,100  Hadco Corp.                                             509,062
   5,610  HEICO Corp.                                             106,590
   7,900  IFR Systems, Inc.                                        73,075
   5,400  Information International, Inc.                          56,700
  18,848  Intellicall, Inc.                                        70,680
  19,063  Intelligent Electronics, Inc.                           114,378
   8,600  Interphase Corp.                                         99,975
  11,513  Isco, Inc.                                              106,495
  15,300  K-Tron International, Inc.                               95,625
  22,300  Micronics Computers, Inc.                                78,050
   4,300  Moore Products Co.                                       76,862
  11,400  Nichols Research Corp.                                  293,550
   8,100  Norstan, Inc.                                           204,525
  19,300  North Star Universal, Inc.                              149,575
  17,000  Powell Industries, Inc.                                 140,250
   3,700  SBE, Inc.                                                46,250
  12,000  TRM Copy Center Corp.                                   126,000
   8,800  Vertex Communications Corp.                             148,500
                                                                3,335,569
TRANSPORTATION & SERVICES _ 2.52%
  13,312  International Shipholding Corp.                         276,224
   4,800  Kenan Transport Co.                                     103,200
   9,466  KLLM Transport Services, Inc.                            99,393
   8,000  Marten Transport Ltd.                                   132,000
  12,100  Mesaba Holdings, Inc.                                    93,775
  12,100  Petroleum Helicopters, Inc.                             172,425
   3,600  VSE Corp.                                                97,200
                                                                  974,217
UTILITIES _ 13.65%
   4,400  AlaTenn Resources, Inc.                                  93,500
  17,100  Bangor Hydro-Electric Co.                               196,650
   3,800  Berkshire Gas Co.                                        59,850
  21,450  Cascade Natural Gas Corp.                               345,881
   7,700  Chesapeake Utilities Corp.                              112,612
  17,150  Colonial Gas Co.                                        347,287
  19,450  Connecticut Energy Corp.                                432,762
   6,000  Connecticut Water Service, Inc.                         165,000
  10,600  Consumers Water Co.                                     193,450
   4,000  Delta Natural Gas Company, Inc.                          69,500
UTILITIES (Continued)
   2,200  Dominguez Services Corp.                                 41,250
  12,600  E'town Corp.                                            379,575
   7,613  EnergyNorth, Inc.                                       135,131
   3,400  Essex County Gas Co.                                     87,550
   3,100  Florida Public Utilities Co.                             58,512
  11,600  Green Mountain Power Corp.                              321,900
   3,600  Maine Public Service Co.                                 76,950
   8,500  Middlesex Water Co.                                     155,125
  22,419  NUI Corp.                                               392,333
  21,900  Philadelphia Suburban Corp.                             454,425
  10,800  Providence Energy Corp.                                 183,600
   8,100  SJW Corp.                                               305,775
  17,200  Southern California Water Co.                           348,300
   8,476  UNITIL Corp.                                            177,996
   7,100  Upper Peninsula Energy Corp.                            131,350
                                                                5,266,264
TOTAL COMMON STOCKS _ 98.64%                                   38,051,551

REPURCHASE AGREEMENT _ 1.30%
$500,000  UMB Bank, n.a.
          5.25%, due January 2, 1996
          (Collateralized by U.S.
          Treasury Notes, 7.75%,
          due March 31, 1996)                                     500,000


TOTAL INVESTMENTS _ 99.94%                             $       38,551,551

Other assets less liabilities _ 0.06%                              23,795

TOTAL NET ASSETS _ 100.00%
	(equivalent to $10.89 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
        3,542,221 shares outstanding)                  $       38,575,346

STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1995 (unaudited)
ASSETS:
  Investment securities, at market value
    (identified cost $31,927,512)                           $       38,551,551
  Dividends receivable                                                  63,061
    Total assets                                                    38,614,612
LIABILITIES AND NET ASSETS:
  Cash overdraft                                                        39,266
    Total liabilities                                                   39,266
NET ASSETS                                                  $       38,575,346

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)               $       31,884,489
  Accumulated undistributed income (loss):
    Undistributed net investment income                                (10,197)
    Accumulated net realized gain on investment transactions            77,015
      Net unrealized appreciation in value of investments            6,624,039
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                 $       38,575,346

Capital shares, $1.00 par value
  Authorized                                                        10,000,000

  Outstanding                                                        3,542,221

NET ASSET VALUE PER SHARE                                        $       10.89

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1995 (unaudited)
INVESTMENT INCOME:
  Income:
    Dividends                                                $       357,715
    Interest                                                          12,826
                                                                     370,541
  Expenses:
    Management fees (Note 3)                                         194,761
    Custodian fees                                                     6,504
    Pricing service fees                                              12,414
    Registration fees                                                 20,302
                                                                     233,981
    Net investment income                                            136,560

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
    Realized gain from investment transactions
      (excluding repurchase agreements):
    Proceeds from sales of investments                             2,377,897
    Cost of investments sold                                       1,341,210
      Net realized gain from investment transactions               1,036,687
    Unrealized appreciation on investments:
      Beginning of period                                          4,822,612
      End of period                                                6,624,039
    Increase in net unrealized appreciation on investments         1,801,427
      Net gain on investments                                      2,838,114
    Increase in net assets resulting from operations       $       2,974,674


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS
                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                 DECEMBER 31, 1995   JUNE 30,
                                                    (UNAUDITED)        1995
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $  136,560     $   350,513
 Net realized gain from investment transactions      1,036,687       1,954,370
 Increase in net unrealized appreciation on
   investments                                       1,801,427       3,196,652
   Net increase in net assets resulting from
     operations                                      2,974,674       5,501,535
 Net equalization included in the price of shares
   issued and redeemed                                 (10,741)          8,699
DISTRIBUTIONS TO SHAREHOLDERS FROM:*
 Net investment income                                (167,707)       (347,140)
 Net realized gain from investment transactions     (1,514,936)     (1,872,936)
   Total distributions to shareholders              (1,682,643)     (2,220,076)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from 282,648 and 2,806,431 shares sold     3,092,271      27,945,096
 Net asset value of 143,786 and 202,754 shares
   issued for reinvestment of distributions          1,560,083       2,037,204
                                                     4,652,354      29,982,300
 Cost of 546,686 and 2,540,077 shares redeemed      (6,007,553)    (25,516,139)
   Net increase (decrease) from capital share
     transactions                                   (1,355,199)      4,466,161
     Total increase (decrease) in net assets           (73,909)      7,756,319
NET ASSETS:
 Beginning of period                                38,649,255      30,892,936
 End of period (including undistributed net
   investment income of ($10,197) and $31,691,
   respectively)                                  $ 38,575,346    $ 38,649,255

Distributions to shareholders:
 Income dividends per share                       $       0.05    $     0.10
 Capital gains distribution per share             $       0.45    $     0.5388

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates.

Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization _ The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1995 (excluding repurchase agreements), were as follows:

	Purchases  		$	_
        Proceeds from sales          2,377,897

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.